Accrued liabilities and other current liabilities - Accrued liabilities and other current liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Salary and welfare payable	¥ 12,798	¥ 8,915
Other tax payables	1,952	3,221
VAT received from customers related to contract liabilities	2,690	0
Provision for reserve for inventory purchase commitments	401	0
Others	3,851	3,228
Total	¥ 21,692	¥ 15,364